Income Taxes (Schedule Of Federal And State Income Taxed Charged To Income) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Total current income taxes	$ 23,049	$ 29,457	$ 53,189	$ 63,290	$ 73,161	$ 57,284	$ 70,235
Income Tax Expense (Benefit), Total					61,209	31,566	48,044
Charged To Utility Operating Expense [Member]
Income Taxes [Line Items]
Current income taxes, Federal					50,482	18,661	944
Current income taxes, State					12,080	5,758	110
Total current income taxes					62,562	24,419	1,054
Deferred income taxes, Federal					11,885	29,165	58,114
Deferred income taxes, State					215	5,019	12,498
Total deferred income taxes					12,100	34,184	70,612
Net amortization of investment credit					(1,501)	(1,319)	(1,431)
Income Tax Expense (Benefit), Total					73,161	57,284	70,235
Charged To Other Income And Deductions [Member]
Income Taxes [Line Items]
Current income taxes, Federal					(30,558)	(18,661)	(459)
Current income taxes, State					(4,807)	(5,758)	(5)
Total current income taxes					(35,365)	(24,419)	(464)
Deferred income taxes, Federal					20,998	(2,573)	(18,082)
Deferred income taxes, State					2,415	1,274	(3,645)
Total deferred income taxes					23,413	(1,299)	(21,727)
Income Tax Expense (Benefit), Total					(11,952)	(25,718)	(22,191)
Indianapolis Power And Light Company [Member]
Income Taxes [Line Items]
Total current income taxes	$ 23,049	$ 29,457	$ 53,189	$ 63,290	73,161	57,284	70,235
Income Tax Expense (Benefit), Total					72,701	56,219	69,283
Indianapolis Power And Light Company [Member] | Charged To Utility Operating Expense [Member]
Income Taxes [Line Items]
Current income taxes, Federal					50,482	18,661	944
Current income taxes, State					12,080	5,758	110
Total current income taxes					62,562	24,419	1,054
Deferred income taxes, Federal					11,885	29,165	58,114
Deferred income taxes, State					215	5,019	12,498
Total deferred income taxes					12,100	34,184	70,612
Net amortization of investment credit					(1,501)	(1,319)	(1,431)
Income Tax Expense (Benefit), Total					73,161	57,284	70,235
Indianapolis Power And Light Company [Member] | Charged To Other Income And Deductions [Member]
Income Taxes [Line Items]
Current income taxes, Federal					(1,009)	(1,715)	329
Current income taxes, State					(16)	(240)	69
Total current income taxes					(1,025)	(1,955)	398
Deferred income taxes, Federal					552	740	(1,202)
Deferred income taxes, State					13	150	(148)
Total deferred income taxes					565	890	(1,350)
Income Tax Expense (Benefit), Total					$ (460)	$ (1,065)	$ (952)